EQUITY INCENTIVE PLAN - Stock option activity (Details) - Q S I Operations Inc - 2013 Employee, Director and Consultant Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at December 31, 2020	9,240,930	9,893,757	7,781,967
Granted	1,286,250	790,433	3,196,721
Exercised	(728,824)	(144,055)	(270,997)
Forfeited		(1,299,205)	(813,934)
Outstanding at March 31, 2021	9,798,356	9,240,930	9,893,757	7,781,967
Options exercisable at December 31	6,496,490	6,954,472	5,810,260
Vested and expected to vest at December 31	9,516,206	9,045,548	9,657,854
Weighted Average Exercise Price
Outstanding at December 31, 2020	$ 1.89	$ 1.88	$ 1.61
Granted	6.80	2.31	2.41
Exercised	1.37	0.44	0.43
Forfeited		2.19	1.92
Outstanding at March 31, 2021	2.57	1.89	1.88	$ 1.61
Options exercisable at December 31	1.82	1.76	1.59
Vested and expected to vest at December 31	$ 2.53	$ 1.88	$ 1.87
Weighted Average Remaining Contractual Term
Outstanding	7 years 1 month 28 days	6 years 9 months 7 days	7 years 8 months 19 days	7 years 10 months 17 days
Options exercisable at December 31	6 years 3 months	6 years 2 months 12 days	6 years 9 months 4 days
Vested and expected to vest at December 31	7 years 1 month 10 days	6 years 8 months 23 days	7 years 9 months
Aggregate Intrinsic Value
Outstanding	$ 41,406	$ 4,094	$ 5,280	$ 7,851
Options exercisable at December 31	32,326	3,945	4,788
Vested and expected to vest at December 31	$ 40,630	$ 4,082	$ 5,251
Option awards subject to certain service and performance conditions
Number of Options
Granted	1,120,000